Equity (Details) - USD ($)				12 Months Ended
		Jan. 13, 2025	Aug. 19, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity [Line Items]
Ordinary shares authorized				280,000,000
Ordinary shares issued				23,012,500	21,000,000
Ordinary shares outstanding				23,012,500	21,000,000
Ordinary shares (in Dollars per share)				$ 0	$ 0
Share subdivision			1-to-1,400
Dividends (in Dollars)						$ 548,383
Board of Directors [Member]
Equity [Line Items]
Ordinary shares authorized			280,000,000
Ordinary shares (in Dollars per share)			$ 0
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]			252,000,000	252,000,000
Ordinary shares issued	[1]			16,012,500	16,012,500
Ordinary shares outstanding	[1]			14,000,000	14,000,000
Ordinary shares (in Dollars per share)	[1]
Common stock value amount (in Dollars)	[1]			$ 4,000	$ 4,000
Dividends (in Dollars)
Vote per share				one
Class A Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares authorized			252,000,000
Ordinary shares (in Dollars per share)			$ 0
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized	[1]			28,000,000	28,000,000
Ordinary shares issued	[1]			7,000,000	7,000,000
Ordinary shares outstanding	[1]			7,000,000	7,000,000
Ordinary shares (in Dollars per share)	[1]
Common stock value amount (in Dollars)	[1]
Vote per share				twenty
Class B Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares authorized			28,000,000
Ordinary shares (in Dollars per share)			$ 0
IPO [Member]
Equity [Line Items]
Consummated the offering		2,012,500
Sale of Stock, Price Per Share (in Dollars per share)		$ 4
Aggregate gross proceeds (in Dollars)		$ 8,050,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			200,000
Common stock value amount (in Dollars)					$ 4,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			180,000
Ordinary shares issued			10,000
Ordinary shares outstanding			10,000
Ordinary shares (in Dollars per share)			$ 0
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued			14,000,000
Ordinary shares outstanding			14,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares authorized			20,000
Ordinary shares issued			5,000
Ordinary shares outstanding			5,000
Ordinary shares (in Dollars per share)			$ 0
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares issued			7,000,000
Ordinary Shares [Member] | IPO [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares outstanding			7,000,000
Ordinary Shares [Member] | IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued		16,012,500
Ordinary shares outstanding		16,012,500

[1]	Shares presented on a retrospective basis to reflect the share subdivision (see Note 1)